Condensed Interim Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Cash flows from operating activities
Net income	$ 7,375	$ 6,392
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	427	307
Write-down of obsolete inventory	231	944
Liability for employees' severance benefits, net	35	141
Discount of marketable securities	422	331
Share-based compensation expense	467	333
Deferred taxes	(225)	(186)
Capital (gain) loss		1
Changes in assets and liabilities:
Accounts receivable - trade	310	3,066
Accounts receivable - other	731	(293)
Inventories	308	(12,901)
Trade accounts payable	(3,408)	665
Other accounts payable and accrued expenses	212	231
Net cash provided by (used in) operating activities	6,885	(969)
Cash flows from investing activities
Proceeds from (investments in) short term bank deposits, net	3,000	1,027
Purchases of property, plant and equipment	(1,027)	(388)
Proceeds from maturity of marketable securities	10,000	2,418
Purchases of marketable securities	(9,990)	(5,703)
Net cash provided by (used in) investing activities	1,983	(2,646)
Cash flows from financing activities
Exercise of options	800	1,423
Dividend	(7,183)	(3,913)
Net cash used in financing activities	(6,383)	(2,490)
Effect of exchange rate changes on cash balances held	43	50
Increase (decrease) in cash and cash equivalents	2,528	(6,055)
Cash and cash equivalents at beginning of period	12,997	13,306
Cash and cash equivalents at end of period	15,525	7,251
Supplementary cash flow information
Non-cash transactions - Investments in PP&E	146	44
Cash paid during the period for Taxes	$ 845	$ 1,113